Intangible Assets (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets				$ 7.5	$ 7.5
Purchased bitcoin			$ 1.0
Bitcoin losses		$ 0.1	0.1
Carrying value digital assets held	$ 0.9
Impairment losses	0.1
Fair market value	$ 0.9	$ 0.9	$ 0.9